Loans Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
	Dec. 31, 2021 USD ($) integer	Dec. 31, 2020 USD ($) integer
Number of contracts | integer	3	1
Recorded investment | $	$ 3,119,811	$ 165,168
Commercial Real Estate [Member]
Number of contracts | integer	2
Recorded investment | $	$ 3,081,810
Commercial & industrial [Member]
Number of contracts | integer	1
Recorded investment | $	$ 38,001
Residential real estate - 1st lien [Member]
Number of contracts | integer		1
Recorded investment | $		$ 165,168